Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration of Risk
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chineses subsidiaries to general reserve fund	50.00%
Maximum amount of after-tax profit transferred by subsidiaries and VIEs to non-distributable reserve funds	24,500,000	18,100,000
Cash, cash equivalents and short-term investments	713,598,000	673,475,000
Accounts receivable denominated in RMB	135,251,000	112,469,000
Current liabilities denominated in RMB	227,029,000	200,743,000
Percentage of consolidated net assets that restricted net assets did not exceed	25.00%
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments	694,000,000
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Percentage of benchmark derived from specified source	43.40%
Cash, cash equivalents and short-term investments	310,000,000
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Percentage of benchmark derived from specified source	99.00%
Accounts receivable denominated in RMB	133,400,000
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source	80.00%
Current liabilities denominated in RMB	181,000,000
Advertising segment | Customer concentration risk | Consolidated net revenues benchmark | Advertising agencies
Concentration of Risk
Percentage of benchmark derived from specified source	88.00%	88.00%	91.00%
Advertising segment | Customer concentration risk | Consolidated net revenues benchmark | Ten largest advertising agencies
Concentration of Risk
Percentage of benchmark derived from specified source	44.00%
Number of largest advertising agencies (in entities)	10
MVAS segment | Customer concentration risk | Consolidated net revenues benchmark | China Mobile and its provincial and local subsidiaries
Concentration of Risk
Percentage of benchmark derived from specified source	11.00%	14.00%	17.00%
MVAS segment | SMS product line concentration risk | Consolidated net revenues benchmark
Concentration of Risk
Percentage of benchmark derived from specified source	5.00%	7.00%	10.00%